Intangible Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Less: accumulated amortization	$ (276,615)	$ (261,928)	$ (291,658)
Intangible assets, net	590,458	573,731	899,480
Licensing agreements
Intangible Assets
Finite-lived intangible assets, gross	802,994	772,230	899,231
Patents
Intangible Assets
Finite-lived intangible assets, gross	$ 64,079	$ 63,429	$ 291,907